Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 61,118	$ 8,614
Accounts receivable, net of allowances for doubtful accounts of $2,424 and $1,144, respectively	35,127	5,469
Deferred tax asset	6,239	573
Other current assets	10,121	2,268
Total current assets	112,605	16,924
Property and equipment:
Land	14,115	3,254
Building and improvements	53,514	15,606
Equipment	8,222	2,626
Construction in progress	12,945	589
Less accumulated depreciation	(5,824)	(3,323)
Property and equipment, net	82,972	18,752
Goodwill	186,815	9,157
Intangible assets, net	8,232	544
Deferred tax asset - long-term	6,006
Other assets	16,366	18
Total assets	412,996	45,395
Current liabilities:
Current portion of long-term debt	6,750	9,984
Accounts payable	8,642	2,787
Accrued salaries and benefits	16,195	3,272
Other accrued liabilities	9,081	2,016
Total current liabilities	40,668	18,059
Long-term debt	270,709
Deferred tax liability		384
Other liabilities	5,254	1,845
Total liabilities	316,631	20,288
Equity:
Member's equity		25,107
Preferred stock, $0.01 par value; 10,000,000 shares authorized, no shares issued
Common stock, $0.01 par value; 90,000,000 shares authorized; 32,115,929 issued and outstanding as of December 31, 2011	321
Additional paid-in capital	140,624
Accumulated deficit	(44,580)
Total equity	96,365	25,107
Total liabilities and equity	$ 412,996	$ 45,395